Financial risk management objectives and policies (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Other Loans And Borrowings	$ 335,184,525	$ 197,516,411
Trade And Other Payables	49,803,473	23,376,350
Financial Liabilities	384,987,998	220,892,761
Less than 3 Months
Statement [Line Items]
Other Loans And Borrowings	1,743,105	6,560,210
Trade And Other Payables	49,803,473	23,376,350
Financial Liabilities	51,546,578	29,936,560
3 to 12 Months
Statement [Line Items]
Other Loans And Borrowings	48,480,786	50,072,459
Trade And Other Payables	0	0
Financial Liabilities	48,480,786	50,072,459
More than a Year
Statement [Line Items]
Other Loans And Borrowings	284,960,634	140,883,742
Trade And Other Payables	0	0
Financial Liabilities	$ 284,960,634	$ 140,883,742